Valuation and qualifying accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	€ 250	€ 231	€ 152
Charges to Earnings	754	580	2,275
Deductions	(930)	(561)	(2,196)
Balance at End of Period	€ 74	€ 250	€ 231